Cover	12 Months Ended
Jun. 30, 2026 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-42604
Entity Registrant Name	TMD ENERGY LIMITED
Entity Central Index Key	0002009714
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	B-10-06, Block B, Plaza Mont Kiara
Entity Address, Address Line Two	No. 2, Jalan Kiara
Entity Address, Address Line Three	Mont Kiara
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50480
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	TMDE
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	23,565,000
Entity Listing, Par Value Per Share | $ / shares	$ 0.0001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of TMD Energy Limited and its subsidiaries (the “Company”) as of June 30, 2026 and 2025, and the related consolidated statements of operations and comprehensive (loss) income, changes in shareholders’ equity, and cash flows for the year ended June 30, 2026, the six months ended June 30, 2025, and each of the years in the two-period ended December 31, 2024, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2026 and 2025, and the results of its operations and its cash flows for each of the two years in the year ended June 30, 2026, the six months ended June 30, 2025, and each of the years in the two-period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	J&S Associate PLT
Auditor Firm ID	6743
Auditor Location	Kuala Lumpur, Malaysia
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	B-10-06, Block B, Plaza Mont Kiara
Entity Address, Address Line Two	No. 2, Jalan Kiara
Entity Address, Address Line Three	Mont Kiara
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50480
City Area Code	+603
Local Phone Number	6419 1266
Contact Personnel Name	Dato’ Sri Kam Choy Ho
Contact Personnel Email Address	corporate@tmdel.com